segment information (Tables)	12 Months Ended
Dec. 31, 2024
segment information
Schedule of reconciliation of revenue and income before income taxes by segment

	TELUS technology solutions						TELUS digital
	Mobile		Fixed		Segment total		experience [1]		Eliminations		Total
Years ended December 31 (millions)	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Operating revenues
External revenues
Service	$7,099	$7,059	$7,757	$7,550	$14,856	$14,609	$2,732	$2,899	$—	$—	$17,588	$17,508
Equipment	2,256	2,158	295	339	2,551	2,497	—	—	—	—	2,551	2,497
Revenues arising from contracts with customers	$9,355	$9,217	$8,052	$7,889	17,407	17,106	2,732	2,899	—	—	20,139	20,005
Other income (Note 7)					164	84	83	27	—	—	247	111
					17,571	17,190	2,815	2,926	—	—	20,386	20,116
Intersegment revenues					12	15	909	756	(921)	(771)	—	—
					$17,583	$17,205	$3,724	$3,682	$(921)	$(771)	$20,386	$20,116
EBITDA [2]					$6,292	$5,722	$598	$709	$(50)	$—	$6,840	$6,431
Restructuring and other costs included in EBITDA (Note 16)					432	653	61	65	—	—	493	718
Adjusted EBITDA [2]					$6,724	$6,375	$659	$774	$(50)	$—	$7,333	$7,149
Capital expenditures [3]					$2,540	$2,697	$143	$125	$(48)	$—	$2,635	$2,822
Adjusted EBITDA less capital expenditures [2]					$4,184	$3,678	$516	$649	$(2)	$—	$4,698	$4,327
Operating revenues – external and other income (above)					$17,583	$17,205	$3,724	$3,682	$(921)	$(771)	$20,386	$20,116
Goods and services purchased					7,813	7,649	693	659	(867)	(771)	7,639	7,537
Employee benefits expense					3,478	3,834	2,433	2,314	(4)	—	5,907	6,148
EBITDA (above)					$6,292	$5,722	$598	$709	$(50)	$—	6,840	6,431

									Depreciation		2,513	2,514
									Amortization of intangible assets		1,523	1,555
									Operating income		2,804	2,362
									Financing costs		1,576	1,273
									Income before income taxes		$1,228	$1,089

1

The TELUS digital experience segment (formerly the digitally-led customer experiences – TELUS International segment) is comprised of our consolidated TELUS International (Cda) Inc. subsidiary. All of our other international operations are included in the TELUS technology solutions segment.

2

Earnings before interest, income taxes, depreciation and amortization (EBITDA), both unadjusted and adjusted, are not standardized financial measures under IFRS Accounting Standards and may not be comparable to similar measures disclosed by other issuers (including those disclosed by TELUS International (Cda) Inc.); we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We calculate adjusted EBITDA to exclude items that do not reflect our ongoing operations and, in our opinion, should not be considered in a long-term valuation metric or included in an assessment of our ability to service or incur debt. We report EBITDA, adjusted EBITDA and adjusted EBITDA less capital expenditures because they are key measures that management uses to evaluate the performance of our business, and EBITDA is also utilized in determining compliance with certain debt covenants.

3

See Note 31(a) for a reconciliation of capital asset additions, excluding spectrum licences, to cash payments for capital assets, excluding spectrum licences, reported in the Consolidated statements of cash flows.